Borrowings - Total Borrowings (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Borrowings
Non-current borrowings	€ 45,506	€ 46,096
Current borrowings	7,130	7,047
Borrowings	52,636	53,143
Bonds
Borrowings
Non-current borrowings	32,285	34,873
Current borrowings	1,543	1,529
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	839	899
Bonds | Currency swap contract
Borrowings
Impact of hedging instrument not reflected in carrying value of borrowings	173	1,132
Bonds | Not measured at fair value in statement of financial position but for which fair value is disclosed
Borrowings
Non-current borrowings	32,285	34,873
Financial liabilities at fair value	29,432	31,325
Bank loans
Borrowings
Non-current borrowings	1,209	1,009
Current borrowings	174	204
Collateral liabilities
Borrowings
Current borrowings	1,644	2,357
Lease liabilities
Borrowings
Non-current borrowings	9,587	8,480
Current borrowings	2,801	2,346
Other short-term borrowings
Borrowings
Licence and Spectrum Fees Payable in current borrowings	492	187
Supplier Payables Current	258	196
Other long-term borrowings
Borrowings
Non-current borrowings	2,425	1,734
Current borrowings	968	611
Licence and Spectrum Fees Payable in non current borrowings	996	700
Supplier Payables Non Current	€ 295	€ 307